UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
1/31/12 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Aerospace and defense (0.9%)

Alliant Techsystems, Inc.	9,444	$561,068

National Presto Industries, Inc.(S)	4,012	392,053

Teledyne Technologies, Inc.(NON)	38,072	2,160,967

		3,114,088
Air freight and logistics (0.3%)

HUB Group, Inc. Class A(NON)	19,519	668,135

Pacer International, Inc.(NON)(S)	47,925	289,467

		957,602
Airlines (0.5%)

Republic Airways Holdings, Inc.(NON)(S)	305,800	1,684,958

		1,684,958
Auto components (1.9%)

Autoliv, Inc. (Sweden)(S)	47,043	2,967,943

BorgWarner, Inc.(NON)(S)	22,863	1,706,266

Dana Holding Corp.(NON)	76,300	1,133,055

Superior Industries International, Inc.(S)	41,483	753,746

		6,561,010
Beverages (0.2%)

Coca-Cola Bottling Co. Consolidated	10,800	658,260

		658,260
Biotechnology (0.5%)

Cubist Pharmaceuticals, Inc.(NON)(S)	38,461	1,569,978

		1,569,978
Capital markets (3.5%)

Affiliated Managers Group(NON)	7,600	763,876

E*Trade Financial Corp.(NON)	84,500	692,055

Eaton Vance Corp.(S)	26,042	669,019

Federated Investors, Inc.(S)	78,313	1,337,586

Jefferies Group, Inc.(S)	140,785	2,141,340

Legg Mason, Inc.(S)	35,000	891,450

LPL Investment Holdings, Inc.(NON)	11,397	374,391

SEI Investments Co.	167,800	3,082,486

Waddell & Reed Financial, Inc. Class A(S)	77,122	2,116,999

		12,069,202
Chemicals (3.4%)

American Vanguard Corp.(S)	42,600	640,278

Ashland, Inc.(S)	17,919	1,129,972

Cytec Industries, Inc.	19,388	966,686

Eastman Chemical Co.	24,838	1,249,848

FMC Corp.	10,403	964,150

Innophos Holdings, Inc.	30,600	1,527,552

International Flavors & Fragrances, Inc.(S)	17,162	957,811

LSB Industries, Inc.(NON)(S)	9,800	343,490

Methanex Corp. (Canada)	46,259	1,257,320

OM Group, Inc.(NON)(S)	19,379	525,752

Valspar Corp.	47,154	2,038,939

		11,601,798
Commercial banks (7.5%)

Bancorp, Inc. (The)(NON)	376,184	3,016,996

Bond Street Holdings, LLC 144A Class A(F)(NON)	38,819	834,609

City Holding Co.(S)	21,199	753,412

City National Corp.(S)	31,818	1,459,810

Cullen/Frost Bankers, Inc.(S)	7,474	416,078

East West Bancorp, Inc.	194,332	4,267,531

First Citizens BancShares, Inc. Class A	13,744	2,424,716

First Horizon National Corp.(S)	69,800	609,354

IBERIABANK Corp.(S)	14,500	758,060

International Bancshares Corp.	66,261	1,273,536

NBH Holdings Co., Inc. 144A Class A(NON)	66,250	1,076,563

OmniAmerican Bancorp, Inc.(NON)	47,600	783,020

Popular, Inc. (Puerto Rico)(NON)(S)	415,400	652,178

PrivateBancorp, Inc.	67,300	951,622

Sandy Spring Bancorp, Inc.	20,400	372,504

Seacoast Banking Corp. of Florida(NON)(S)	185,359	305,842

Signature Bank(NON)	13,500	785,025

SVB Financial Group(NON)(S)	34,036	1,975,449

Union First Market Bankshares Corp.	33,945	466,404

Valley National Bancorp(S)	120,570	1,437,194

Webster Financial Corp.(S)	50,190	1,064,028

		25,683,931
Commercial services and supplies (1.5%)

Brink's Co. (The)	23,426	660,379

Deluxe Corp.(S)	33,946	867,999

Ennis Inc.	81,241	1,343,726

R. R. Donnelley & Sons Co.(S)	161,600	1,835,776

Steelcase, Inc.(S)	60,849	529,995

		5,237,875
Communications equipment (2.2%)

ADTRAN, Inc.(S)	28,096	972,964

F5 Networks, Inc.(NON)	20,100	2,406,774

Netgear, Inc.(NON)	43,200	1,720,224

Polycom, Inc.(NON)	119,954	2,393,082

		7,493,044
Computers and peripherals (0.8%)

Lexmark International, Inc. Class A(S)	45,900	1,601,910

QLogic Corp.(NON)	70,942	1,228,715

		2,830,625
Construction and engineering (1.1%)

Chicago Bridge & Iron Co., NV (Netherlands)	60,739	2,586,267

Tutor Perini Corp.(NON)	69,154	1,050,449

		3,636,716
Containers and packaging (0.9%)

Boise, Inc.	166,200	1,269,768

Sealed Air Corp.	52,614	1,048,597

Sonoco Products Co.	23,348	730,792

		3,049,157
Diversified consumer services (1.6%)

Career Education Corp.(NON)	52,327	529,026

Sotheby's Holdings, Inc. Class A	99,900	3,349,647

Weight Watchers International, Inc.	19,000	1,446,470

		5,325,143
Diversified financial services (0.2%)

MSCI, Inc. Class A(NON)	19,100	622,278

		622,278
Electric utilities (1.0%)

FirstEnergy Corp.	27,583	1,164,554

Pepco Holdings, Inc.(S)	52,600	1,034,116

PNM Resources, Inc.	67,477	1,201,765

		3,400,435
Electrical equipment (2.2%)

AMETEK, Inc.	51,440	2,417,680

Hubbell, Inc. Class B	38,115	2,742,755

Regal-Beloit Corp.(S)	12,896	732,106

Roper Industries, Inc.	16,550	1,545,605

		7,438,146
Electronic equipment, instruments, and components (0.3%)

Dolby Laboratories, Inc. Class A(NON)	29,500	1,072,915

		1,072,915
Energy equipment and services (3.3%)

Atwood Oceanics, Inc.(NON)(S)	32,600	1,498,948

Basic Energy Services, Inc.(NON)(S)	61,281	1,103,671

Helix Energy Solutions Group, Inc.(NON)(S)	75,900	1,248,555

Key Energy Services, Inc.(NON)(S)	154,058	2,230,760

Oil States International, Inc.(NON)(S)	18,651	1,486,298

Parker Drilling Co.(NON)	119,300	775,450

Patterson-UTI Energy, Inc.	48,600	917,082

Superior Energy Services(NON)	19,400	553,094

TETRA Technologies, Inc.(NON)	59,200	552,928

Unit Corp.(NON)	22,651	1,024,958

		11,391,744
Food and staples retail (0.2%)

Nash Finch Co.	29,223	853,604

		853,604
Food products (0.3%)

Fresh Del Monte Produce, Inc.	36,200	886,176

		886,176
Health-care equipment and supplies (1.4%)

Align Technology, Inc.(NON)(S)	58,200	1,371,192

Cyberonics, Inc.(NON)(S)	21,700	705,250

Hill-Rom Holdings, Inc.	53,846	1,777,456

SurModics, Inc.(NON)	67,251	969,759

		4,823,657
Health-care providers and services (5.4%)

Amedisys, Inc.(NON)	141,709	1,487,945

AMN Healthcare Services, Inc.(NON)(S)	170,366	867,163

Chemed Corp.(S)	38,700	2,172,618

Coventry Health Care, Inc.(NON)(S)	47,800	1,437,346

Health Net, Inc.(NON)	44,500	1,679,430

Healthways, Inc.(NON)	241,685	1,827,139

Kindred Healthcare, Inc.(NON)(S)	159,900	1,961,973

LifePoint Hospitals, Inc.(NON)(S)	24,700	992,693

Molina Healthcare, Inc.(NON)(S)	116,567	3,568,116

Omnicare, Inc.(S)	52,589	1,726,497

Universal American Corp.(NON)	76,900	845,131

		18,566,051
Hotels, restaurants, and leisure (0.7%)

Jack in the Box, Inc.(NON)	29,800	631,760

Red Robin Gourmet Burgers, Inc.(NON)(S)	56,000	1,719,760

		2,351,520
Household durables (2.3%)

CSS Industries, Inc.	22,177	475,031

Helen of Troy, Ltd. (Bermuda)(NON)	88,516	2,847,560

Mohawk Industries, Inc.(NON)	35,784	2,188,549

NVR, Inc.(NON)	1,469	1,018,384

Whirlpool Corp.(S)	25,400	1,379,728

		7,909,252
Household products (0.6%)

Church & Dwight Co., Inc.(S)	17,426	790,618

Energizer Holdings, Inc.(NON)	17,500	1,349,600

		2,140,218
Insurance (4.1%)

American Financial Group, Inc.	25,883	949,130

Amerisafe, Inc.(NON)	14,896	366,144

Aspen Insurance Holdings, Ltd.(S)	23,775	631,464

Delphi Financial Group Class A	36,825	1,639,081

Endurance Specialty Holdings, Ltd. (Bermuda)	26,179	979,095

Hanover Insurance Group, Inc. (The)(S)	38,234	1,390,188

HCC Insurance Holdings, Inc.	30,707	852,426

RenaissanceRe Holdings, Ltd.	14,537	1,062,800

Safety Insurance Group, Inc.	29,845	1,250,804

SeaBright Insurance Holdings, Inc.	39,845	319,557

Selective Insurance Group(S)	82,873	1,490,057

Stancorp Financial Group(S)	29,422	1,137,455

Validus Holdings, Ltd.	17,848	572,385

W.R. Berkley Corp.(S)	45,687	1,565,693

		14,206,279
Internet software and services (1.5%)

IAC/InterActiveCorp.	45,929	1,978,162

Open Text Corp. (Canada)(NON)	30,000	1,520,700

ValueClick, Inc.(NON)(S)	89,837	1,566,757

		5,065,619
IT Services (2.9%)

Alliance Data Systems Corp.(NON)(S)	20,528	2,274,502

Broadridge Financial Solutions, Inc.	31,800	762,246

CSG Systems International, Inc.(NON)(S)	48,500	789,095

DST Systems, Inc.	34,500	1,683,945

Global Payments, Inc.	34,995	1,750,450

NeuStar, Inc. Class A(NON)(S)	76,826	2,804,917

		10,065,155
Leisure equipment and products (0.9%)

Hasbro, Inc.(S)	25,384	886,155

Jakks Pacific, Inc.(S)	18,313	279,823

Polaris Industries, Inc.(S)	31,666	2,039,290

		3,205,268
Life sciences tools and services (1.2%)

Bio-Rad Laboratories, Inc. Class A(NON)	23,900	2,427,284

Parexel International Corp.(NON)(S)	64,300	1,549,630

		3,976,914
Machinery (6.3%)

Actuant Corp. Class A	141,300	3,581,955

AGCO Corp.(NON)	27,828	1,417,280

EnPro Industries, Inc.(NON)(S)	36,885	1,302,409

Gardner Denver, Inc.(S)	19,234	1,434,856

Harsco Corp.(S)	28,100	624,663

Kennametal, Inc.(S)	44,900	1,935,639

Manitowoc Co., Inc. (The)(S)	153,668	2,065,298

Oshkosh Corp.(NON)	92,654	2,249,639

Terex Corp.(NON)(S)	50,100	991,980

WABCO Holdings, Inc.(NON)(S)	92,800	4,811,680

Woodward, Inc.	30,400	1,276,192

		21,691,591
Media (0.9%)

Clear Channel Outdoor Holdings, Inc. Class A(NON)	42,500	514,250

Gannett Co., Inc.	181,300	2,569,021

		3,083,271
Metals and mining (2.3%)

Cliffs Natural Resources, Inc.(S)	15,800	1,141,550

Coeur d'Alene Mines Corp.(NON)	38,500	1,064,910

Compass Minerals International, Inc.	11,851	865,953

Reliance Steel & Aluminum Co.	28,417	1,511,784

Steel Dynamics, Inc.	74,700	1,191,465

Walter Energy, Inc.	32,100	2,219,073

		7,994,735
Multiline retail (0.9%)

Dollar Tree, Inc.(NON)	26,501	2,247,550

Saks, Inc.(NON)(S)	96,767	965,735

		3,213,285
Multi-utilities (0.3%)

Black Hills Corp.(S)	31,600	1,066,816

		1,066,816
Oil, gas, and consumable fuels (3.3%)

Alpha Natural Resources, Inc.(NON)	60,405	1,215,349

Berry Petroleum Co. Class A	25,205	1,134,477

Cabot Oil & Gas Corp. Class A	31,828	1,015,313

Contango Oil & Gas Co.(NON)	13,400	834,552

HollyFrontier Corp.	50,000	1,467,000

Petroleum Development Corp.(NON)	21,145	658,244

Ship Finance International, Ltd. (Norway)(S)	46,917	526,878

SM Energy Co.	12,700	921,766

Stone Energy Corp.(NON)	33,300	934,065

Swift Energy Co.(NON)(S)	30,016	995,030

W&T Offshore, Inc.	33,300	719,613

Whiting Petroleum Corp.(NON)	16,728	837,906

		11,260,193
Paper and forest products (0.2%)

Domtar Corp. (Canada)	9,700	837,886

		837,886
Personal products (0.6%)

Inter Parfums, Inc.	130,200	2,174,340

		2,174,340
Pharmaceuticals (2.8%)

Endo Pharmaceuticals Holdings, Inc.(NON)(S)	48,444	1,800,663

Impax Laboratories, Inc.(NON)	118,800	2,241,756

Medicis Pharmaceutical Corp. Class A(S)	85,743	2,837,236

Par Pharmaceutical Cos., Inc.(NON)	80,115	2,892,953

		9,772,608
Professional services (2.9%)

Dun & Bradstreet Corp. (The)(S)	53,428	4,424,373

Heidrick & Struggles International, Inc.	37,500	824,250

IHS, Inc. Class A(NON)	21,149	1,892,413

TrueBlue, Inc.(NON)	177,654	2,933,068

		10,074,104
Real estate investment trusts (REITs) (4.5%)

DiamondRock Hospitality Co.	182,111	1,919,450

Entertainment Properties Trust(S)	9,564	425,311

Hospitality Properties Trust(S)	91,394	2,214,477

Kimco Realty Corp.(S)	32,522	593,527

LaSalle Hotel Properties	72,594	1,963,668

LTC Properties, Inc.	34,257	1,094,511

Macerich Co. (The)(S)	19,313	1,048,696

National Health Investors, Inc.	20,262	980,883

National Retail Properties, Inc.(S)	30,378	820,510

Omega Healthcare Investors, Inc.(S)	73,942	1,540,951

Taubman Centers, Inc.(S)	28,239	1,892,860

Ventas, Inc.(S)	18,963	1,105,733

		15,600,577
Real estate management and development (0.9%)

Jones Lang LaSalle, Inc.	39,900	3,142,524

		3,142,524
Road and rail (0.3%)

Arkansas Best Corp.	44,767	811,178

Con-way, Inc.	12,100	384,054

		1,195,232
Semiconductors and semiconductor equipment (4.9%)

Cymer, Inc.(NON)(S)	15,800	786,682

Fairchild Semiconductor International, Inc.(NON)	71,000	992,580

Intersil Corp. Class A	77,907	877,233

KLA-Tencor Corp.(S)	21,126	1,080,172

Lam Research Corp.(NON)(S)	19,772	842,089

MKS Instruments, Inc.	43,180	1,301,877

Novellus Systems, Inc.(NON)	35,641	1,680,473

Omnivision Technologies, Inc.(NON)(S)	105,200	1,400,212

PMC - Sierra, Inc.(NON)	217,800	1,415,700

RF Micro Devices, Inc.(NON)(S)	232,600	1,160,674

Silicon Laboratories, Inc.(NON)(S)	30,400	1,332,736

Skyworks Solutions, Inc.(NON)	115,306	2,488,303

Teradyne, Inc.(NON)(S)	95,100	1,554,885

		16,913,616
Software (4.5%)

ANSYS, Inc.(NON)	32,835	1,986,189

Autodesk, Inc.(NON)	38,400	1,382,400

Blackbaud, Inc.	50,993	1,551,717

FactSet Research Systems, Inc.	9,008	795,587

Fair Isaac Corp.	43,419	1,573,505

Manhattan Associates, Inc.(NON)	41,600	1,825,824

Progress Software Corp.(NON)	48,050	1,121,007

Quest Software, Inc.(NON)	46,300	942,205

Synopsys, Inc.(NON)	57,131	1,667,083

TIBCO Software, Inc.(NON)	53,898	1,405,121

Websense, Inc.(NON)(S)	59,614	1,126,705

		15,377,343
Specialty retail (3.1%)

Aeropostale, Inc.(NON)(S)	66,703	1,091,928

ANN, Inc.(NON)	90,642	2,198,975

Buckle, Inc. (The)(S)	33,211	1,448,996

Cabela's, Inc.(NON)(S)	98,600	2,571,488

Cato Corp. (The) Class A(S)	16,485	441,963

Jos. A. Bank Clothiers, Inc.(NON)(S)	48,075	2,295,581

Systemax, Inc.(NON)(S)	34,746	611,877

		10,660,808
Textiles, apparel, and luxury goods (1.2%)

Jones Group, Inc. (The)	149,300	1,363,109

Kenneth Cole Productions, Inc. Class A(NON)	48,660	598,031

Maidenform Brands, Inc.(NON)	48,408	968,160

Perry Ellis International, Inc.(NON)(S)	24,207	376,177

Wolverine World Wide, Inc.	21,483	839,770

		4,145,247
Thrifts and mortgage finance (1.0%)

Kaiser Federal Financial Group, Inc.	115,296	1,525,366

Provident New York Bancorp	230,298	1,902,261

		3,427,627
Tobacco (0.2%)

Universal Corp.(S)	17,394	780,643

		780,643
Trading companies and distributors (1.3%)

Applied Industrial Technologies, Inc.(S)	75,106	2,897,589

GATX Corp.(S)	32,578	1,398,899

		4,296,488

Total common stocks (cost $273,687,720)		$336,157,552

SHORT-TERM INVESTMENTS (22.0%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)	67,903,058	$67,903,058

Putnam Money Market Liquidity Fund 0.08%(e)	6,890,897	6,890,897

U.S. Treasury Bills with effective yields ranging from 0.075% to 0.097%, July 26, 2012(SEG)	$1,060,000	1,059,586

Total short-term investments (cost $75,853,460)		$75,853,541

TOTAL INVESTMENTS

Total investments (cost $349,541,180)(b)		$412,011,093

FUTURES CONTRACTS OUTSTANDING at 1/31/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
Russell 2000 Index Mini (Long)	30	$2,373,600	Mar-12	$88,095
S&P 500 Index (Long)	1	327,050	Mar-12	17,971
S&P Mid Cap 400 Index E-Mini (Long)	22	2,056,780	Mar-12	71,243

Total				$177,309

Key to holding's abbreviations
ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $344,224,481.
(b)	The aggregate identified cost on a tax basis is $352,338,622, resulting in gross unrealized appreciation and depreciation of $82,483,023 and $22,810,552, respectively, or net unrealized appreciation of $59,672,471.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $66,053,162. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $67,903,058, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,671 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $56,008,459 and $65,866,854, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund uses futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 50 on futures contracts for the reporting period.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$46,454,804	$—	$—
Consumer staples	7,493,241	—	—
Energy	22,651,937	—	—
Financials	72,841,246	1,911,172	—
Health care	38,709,208	—	—
Industrials	59,326,800	—	—
Information technology	58,818,317	—	—
Materials	23,483,576	—	—
Utilities	4,467,251	—	—
Total common stocks	334,246,380	1,911,172	—
Short-term investments	6,890,897	68,962,644	—

Totals by level	$341,137,277	$70,873,816	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$177,309	$—	$—

Totals by level	$177,309	$—	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$177,309	$—

Total	$177,309	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2012

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments:

Putnam Multi Cap Value Fund

The fund's portfolio
1/31/12 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and defense (0.7%)

L-3 Communications Holdings, Inc.	47,000	$3,324,780

		3,324,780
Beverages (2.1%)

Coca-Cola Enterprises, Inc.	358,400	9,601,536

		9,601,536
Biotechnology (0.3%)

Amarin Corp. PLC ADR (Ireland)(NON)(S)	175,720	1,433,875

		1,433,875
Building products (0.9%)

Fortune Brands Home & Security, Inc.(NON)	147,300	2,735,361

USG Corp.(NON)(S)	125,700	1,613,988

		4,349,349
Capital markets (3.8%)

Ameriprise Financial, Inc.	100,162	5,363,675

Charles Schwab Corp. (The)	206,100	2,401,065

E*Trade Financial Corp.(NON)	248,018	2,031,267

Fortress Investment Group, LLC Class A(NON)	641,100	2,211,795

Legg Mason, Inc.	221,800	5,649,246

		17,657,048
Chemicals (3.4%)

Celanese Corp. Ser. A	132,700	6,463,817

LyondellBasell Industries NV Class A (Netherlands)	215,300	9,279,430

		15,743,247
Commercial banks (8.0%)

Bancorp, Inc. (The)(NON)	567,699	4,552,946

Cullen/Frost Bankers, Inc.(S)	19,000	1,057,730

Fifth Third Bancorp	338,200	4,399,982

First Horizon National Corp.(S)	460,900	4,023,657

Huntington Bancshares, Inc.	515,450	2,943,220

Popular, Inc. (Puerto Rico)(NON)	1,039,500	1,632,015

SVB Financial Group(NON)(S)	64,900	3,766,796

UMB Financial Corp.(S)	56,900	2,195,202

Webster Financial Corp.(S)	127,600	2,705,120

Wells Fargo & Co.	342,800	10,013,188

		37,289,856
Commercial services and supplies (1.1%)

Healthcare Services Group, Inc.(S)	262,618	4,908,330

		4,908,330
Communications equipment (3.3%)

Cisco Systems, Inc.	259,200	5,088,096

Polycom, Inc.(NON)	78,400	1,564,080

Qualcomm, Inc.	62,700	3,688,014

Sycamore Networks, Inc.(NON)	124,200	2,411,964

Tellabs, Inc.	682,400	2,593,120

		15,345,274
Computers and peripherals (3.5%)

Apple, Inc.(NON)	24,100	11,001,168

SanDisk Corp.(NON)(S)	111,200	5,101,856

		16,103,024
Consumer finance (0.4%)

Discover Financial Services	64,100	1,742,238

		1,742,238
Containers and packaging (3.4%)

Silgan Holdings, Inc.	376,400	15,643,184

		15,643,184
Diversified financial services (2.8%)

Citigroup, Inc.	201,400	6,187,008

JPMorgan Chase & Co.	184,700	6,889,310

		13,076,318
Electric utilities (1.5%)

American Electric Power Co., Inc.	54,000	2,136,240

Great Plains Energy, Inc.(S)	227,900	4,699,298

		6,835,538
Electrical equipment (1.4%)

AMETEK, Inc.	140,050	6,582,350

		6,582,350
Energy equipment and services (4.4%)

Baker Hughes, Inc.	39,800	1,955,374

Cameron International Corp.(NON)(S)	56,200	2,989,840

Ensco International PLC ADR (United Kingdom)	73,800	3,884,832

Hornbeck Offshore Services, Inc.(NON)(S)	54,100	1,768,529

Key Energy Services, Inc.(NON)(S)	350,000	5,068,000

National Oilwell Varco, Inc.(S)	32,600	2,411,748

Oil States International, Inc.(NON)(S)	27,300	2,175,537

		20,253,860
Food products (1.9%)

Mead Johnson Nutrition Co. Class A	119,200	8,831,528

		8,831,528
Health-care equipment and supplies (4.6%)

Covidien PLC (Ireland)	169,342	8,721,113

Merit Medical Systems, Inc.(NON)(S)	315,780	4,455,656

St. Jude Medical, Inc.	80,400	3,353,484

Stryker Corp.	84,500	4,683,835

		21,214,088
Health-care providers and services (7.9%)

Aetna, Inc.	155,300	6,786,610

AmerisourceBergen Corp.	194,400	7,575,768

Coventry Health Care, Inc.(NON)(S)	216,000	6,495,120

Lincare Holdings, Inc.(S)	179,950	4,622,916

Mednax, Inc.(NON)	97,100	6,915,462

PSS World Medical, Inc.(NON)(S)	174,700	4,239,969

		36,635,845
Hotels, restaurants, and leisure (0.5%)

Royal Caribbean Cruises, Ltd.(S)	84,500	2,296,710

		2,296,710
Household durables (2.6%)

Newell Rubbermaid, Inc.	268,244	4,954,467

NVR, Inc.(NON)	5,500	3,812,875

Skullcandy, Inc.(NON)(S)	240,400	3,233,380

		12,000,722
Household products (2.6%)

Church & Dwight Co., Inc.(S)	119,200	5,408,104

Energizer Holdings, Inc.(NON)(S)	46,700	3,601,504

Spectrum Brands Holdings, Inc.(NON)	101,300	2,932,635

		11,942,243
Industrial conglomerates (2.9%)

Tyco International, Ltd.	263,500	13,425,325

		13,425,325
Insurance (6.0%)

Aflac, Inc.	51,000	2,459,730

Assured Guaranty, Ltd. (Bermuda)(S)	233,800	3,626,238

Employers Holdings, Inc.	170,135	3,055,625

Hanover Insurance Group, Inc. (The)	82,000	2,981,520

Hartford Financial Services Group, Inc. (The)	191,634	3,357,428

Marsh & McLennan Cos., Inc.(S)	140,400	4,435,236

XL Group PLC	377,600	7,653,952

		27,569,729
IT Services (0.6%)

Unisys Corp.(NON)	130,400	2,734,488

		2,734,488
Leisure equipment and products (2.2%)

Hasbro, Inc.(S)	94,600	3,302,486

Leapfrog Enterprises, Inc.(NON)	575,000	3,329,250

Mattel, Inc.(S)	109,800	3,403,800

		10,035,536
Machinery (6.5%)

Gardner Denver, Inc.(S)	119,700	8,929,620

Navistar International Corp.(NON)	75,400	3,264,066

Snap-On, Inc.(S)	160,100	9,047,251

Stanley Black & Decker, Inc.(S)	61,600	4,323,088

WABCO Holdings, Inc.(NON)	86,600	4,490,210

		30,054,235
Media (0.7%)

Interpublic Group of Companies, Inc. (The)	306,100	3,162,013

		3,162,013
Metals and mining (0.8%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	78,600	3,632,106

		3,632,106
Multiline retail (0.9%)

Dollar General Corp.(NON)(S)	100,600	4,286,566

		4,286,566
Multi-utilities (1.6%)

Ameren Corp.(S)	68,300	2,161,012

DTE Energy Co.	54,900	2,921,229

XCEL Energy, Inc.	82,500	2,194,500

		7,276,741
Oil, gas, and consumable fuels (3.3%)

Apache Corp.	34,300	3,391,584

James River Coal Co.(NON)(S)	174,000	1,094,460

Newfield Exploration Co.(NON)	51,800	1,958,558

Pioneer Natural Resources Co.(S)	43,255	4,295,222

Southwestern Energy Co.(NON)	38,200	1,189,548

Swift Energy Co.(NON)(S)	100,600	3,334,890

		15,264,262
Paper and forest products (0.3%)

Louisiana-Pacific Corp.(NON)(S)	165,400	1,409,208

		1,409,208
Personal products (0.7%)

Avon Products, Inc.	194,400	3,454,488

		3,454,488
Pharmaceuticals (1.6%)

Pfizer, Inc.	250,300	5,356,420

ViroPharma, Inc.(NON)(S)	73,902	2,201,541

		7,557,961
Real estate management and development (0.5%)

CBRE Group, Inc.(NON)	128,900	2,487,770

		2,487,770
Road and rail (0.4%)

Hertz Global Holdings, Inc.(NON)	131,100	1,782,960

		1,782,960
Semiconductors and semiconductor equipment (0.8%)

Advanced Micro Devices, Inc.(NON)	371,100	2,490,081

RF Micro Devices, Inc.(NON)(S)	233,200	1,163,668

		3,653,749
Software (0.8%)

Synopsys, Inc.(NON)	126,100	3,679,598

		3,679,598
Specialty retail (4.6%)

Bed Bath & Beyond, Inc.(NON)(S)	65,300	3,963,710

Express, Inc.(NON)	91,800	1,986,552

Monro Muffler Brake, Inc.(S)	76,735	3,218,266

Signet Jewelers, Ltd. (Bermuda)	84,900	3,869,742

Staples, Inc.(S)	221,400	3,239,082

TJX Cos., Inc. (The)	70,600	4,810,684

		21,088,036
Textiles, apparel, and luxury goods (1.3%)

Crocs, Inc.(NON)(S)	179,800	3,419,796

Hanesbrands, Inc.(NON)(S)	105,300	2,590,378

		6,010,174

Total common stocks (cost $410,190,590)		$451,375,888

SHORT-TERM INVESTMENTS (21.4%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)	88,622,985	$88,622,985

Putnam Money Market Liquidity Fund 0.08%(e)	10,193,337	10,193,337

U.S. Treasury Cash Management Bills with effective yields ranging from 0.064% to 0.087%, February 9, 2012	$340,000	339,994

Total short-term investments (cost $99,156,316)		$99,156,316

TOTAL INVESTMENTS

Total investments (cost $509,346,906)(b)		$550,532,204

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
Putnam Management	Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran May 1, 2011 through January 31, 2012 (the reporting period).
(a)	Percentages indicated are based on net assets of $462,667,301.
(b)	The aggregate identified cost on a tax basis is $418,569,471, resulting in gross unrealized appreciation and depreciation of $154,848,787 and $22,886,054, respectively, or net unrealized depreciation of $131,962,733.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $86,123,683.
The fund received cash collateral of $88,622,985, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,801 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $135,716,530 and $142,551,024, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$58,879,757	$—	$—
Consumer staples	33,829,795	—	—
Energy	35,518,122	—	—
Financials	99,822,959	—	—
Health care	66,841,769	—	—
Industrials	64,427,329	—	—
Information technology	41,516,133	—	—
Materials	36,427,745	—	—
Utilities	14,112,279	—	—
Total common stocks	451,375,888	—	—
Short-term investments	$10,193,337	$88,962,979	$—

Totals by level	$461,569,225	$88,962,979	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 30, 2012